INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Cleave Therapeutics, Inc. (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 18, 2023	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments
Gain from extinguishment of investment in a convertible loan			$ 474,000
Cleave Therapeutics, Inc
Schedule of Investments
Investment in convertible note		$ 5,500,000
Term of loan provided		3 years
Interest rate (as a percent)		3.00%
Minimum equity financing round amount		$ 10,000,000
Percentage of per share price at which the loans advanced will be converted		80.00%
Repayment of debt	$ 1,000,000
Gain from extinguishment of investment in a convertible loan	$ 474,000
Change in fair value of investment in equity securities				$ (5,100,000)